FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,211,154	$ 1,205,683
Non-current financial liabilities at amortised cost	5,522,803	3,976,670
Financial liabilities at amortised cost	6,733,957	5,182,353
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	529,217	535,836
Non-current financial liabilities at amortised cost	5,520,573	3,974,440
Financial liabilities at amortised cost	6,049,790	4,510,276
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	673,057	659,618
Non-current financial liabilities at amortised cost	2,230	2,230
Financial liabilities at amortised cost	675,287	661,848
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	8,880	10,229
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 8,880	$ 10,229